Inventories Inventories - Impact of the Change from LIFO to FIFO on Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales									$ 3,492.1	$ 3,695.6	$ 3,874.5
Operating income (loss)									(16.1)	83.4	79.2
Income tax benefit									(45.5)	(11.4)	(139.8)
Net (loss) income from continuing operations	$ 15.3	$ (61.0)	$ (50.1)	$ (14.5)	$ (4.4)	$ 12.2	$ (19.5)	$ (34.5)	(110.3)	(46.2)	111.3
Comprehensive (loss) income									$ (347.9)	$ (100.0)	$ (239.7)
Net (loss) earnings per common share from continuing operations - basic (in usd per share)	$ 0.27	$ (1.08)	$ (0.89)	$ (0.26)	$ (0.08)	$ 0.22	$ (0.35)	$ (0.61)	$ (1.96)	$ (0.83)	$ 1.95
Net (loss) earnings per common share from continuing operations - diluted (in usd per share)	$ 0.27	$ (1.08)	$ (0.89)	$ (0.26)	$ (0.08)	$ 0.22	$ (0.35)	$ (0.61)	$ (1.96)	$ (0.83)	$ 1.93
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales										$ 4.0	$ (4.8)
Operating income (loss)										(4.0)	4.8
Income tax benefit										(1.0)	(1.9)
Net (loss) income from continuing operations										(3.0)	6.8
Comprehensive (loss) income										$ (3.0)	$ 6.8
Net (loss) earnings per common share from continuing operations - basic (in usd per share)										$ (0.05)	$ 0.12
Net (loss) earnings per common share from continuing operations - diluted (in usd per share)										$ (0.05)	$ 0.12
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales										$ 3,691.6	$ 3,879.3
Operating income (loss)										87.4	74.4
Income tax benefit										(10.4)	(137.9)
Net (loss) income from continuing operations										(43.2)	104.5
Comprehensive (loss) income										$ (97.0)	$ (246.5)
Net (loss) earnings per common share from continuing operations - basic (in usd per share)										$ (0.78)	$ 1.83
Net (loss) earnings per common share from continuing operations - diluted (in usd per share)										$ (0.78)	$ 1.81